Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 769,000
Previously Paid Amount	0.00
Total Fee Amount	117.73
Total Offset Amount	0.00
Net Fee	117.73
Narrative - Max Aggregate Offering Price	$ 769,000
Final Prospectus	true